Pensions and other post-employment benefits - Pension charge in income statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pensions and other post-employment benefits
Pension expense	£ 29	£ 26	£ 27
Cost of sales
Pensions and other post-employment benefits
Pension expense	19	18	21
Research and development
Pensions and other post-employment benefits
Pension expense	2	1	1
Selling, general and administration
Pensions and other post-employment benefits
Pension expense	8	7	5
Pension plan
Pensions and other post-employment benefits
Pension expense	20	18	18
Pension plan | Cost of sales
Pensions and other post-employment benefits
Pension expense	10	10	12
Pension plan | Research and development
Pensions and other post-employment benefits
Pension expense	2	1	1
Pension plan | Selling, general and administration
Pensions and other post-employment benefits
Pension expense	8	7	5
Post retirement obligations
Pensions and other post-employment benefits
Pension expense	9	8	9
Post retirement obligations | Cost of sales
Pensions and other post-employment benefits
Pension expense	£ 9	£ 8	£ 9